Investment contract liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investment Contract Liabilities [Line Items]
Financial liabilities at amortised cost	[1]	₩ 1,536,393	₩ 1,165,022

[1]	This is retirement pension policyholder reserve.